Digital Assets (Details) - Schedule of digital asset holdings - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings, Other than Securities [Line Items]
Total	$ 51,112,146	$ 6,293,922
BTC [Member]
Investment Holdings, Other than Securities [Line Items]
Total	35,025,158	6,237,917
USDC [Member]
Investment Holdings, Other than Securities [Line Items]
Total	15,829,464	56,005
ETH [Member]
Investment Holdings, Other than Securities [Line Items]
Total	$ 257,524